Tax Matters - Tax Credits for Loss Carry-Forwards (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	€ 4,884	€ 5,616
Ending balance, deferred tax assets	6,240	4,884
Tax loss carryforwards generated in the tax group	4,628
Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	2,011	2,639
Additions	1,047	278
Reversals	(311)	(939)
Perimeter changes	0	1
Translation differences and other	56	32
Ending balance, deferred tax assets	2,803	2,011
Tax loss carryforwards generated in the tax group	2,633
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	457
Ending balance, deferred tax assets	1,110	457
Tax loss carryforwards generated in the tax group	77	498
Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	457	999
Additions	725	58
Reversals	(75)	(600)
Perimeter changes	0	0
Translation differences and other	3	0
Ending balance, deferred tax assets	1,110	457
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ending balance, deferred tax assets	879
Tax loss carryforwards generated in the tax group	5,295	5,452
Germany | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	810	778
Additions	189	153
Reversals	(120)	(122)
Perimeter changes	0	1
Translation differences and other	0	0
Ending balance, deferred tax assets	879	810
Latin America
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Ending balance, deferred tax assets	814
Tax loss carryforwards generated in the tax group	841	683
Latin America | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	741	861
Additions	133	64
Reversals	(113)	(216)
Perimeter changes	0	0
Translation differences and other	53	32
Ending balance, deferred tax assets	814	741
Other | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance, deferred tax assets	3	1
Additions	0	3
Reversals	(3)	(1)
Perimeter changes	0	0
Translation differences and other	0	0
Ending balance, deferred tax assets	0	€ 3
Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	1,995
Less than 1 year | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	0
Less than 1 year | Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	0
More than 1 year | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	2,633
More than 1 year | Telefónica Spain | Tax credits for loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated in the tax group	€ 1,995